Capital Management and Risk Policies - Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments (Detail) $ in Thousands	Dec. 31, 2024 ARS ($)
Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	$ 626,409,093
Documents	3,927,828,023
Mortgage Loans	317,644,027
Pledge Loans	397,641,851
Personal Loans	1,763,502,535
Credit Card Loans	6,164,899,626
Financial Leases	31,859,811
Other Financial Assets	1,404,412,008
Other Debt Securities	2,194,682,315
Financial Assets Pledged as Collateral	1,337,551,989
Others	1,801,161,815
Total as of December 31, 2024	19,967,593,093
Loss Allowances
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	(9,486,373)
Documents	(13,868,245)
Mortgage Loans	(9,100,058)
Pledge Loans	(13,265,367)
Personal Loans	(203,144,302)
Credit Card Loans	(378,741,237)
Financial Leases	(889,857)
Other Financial Assets	(1,463,622)
Other Debt Securities	(14,384,785)
Financial Assets Pledged as Collateral	(68,316)
Others	(64,919,075)
Total as of December 31, 2024	(709,331,237)
Net Gross Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	616,922,720
Documents	3,913,959,778
Mortgage Loans	308,543,969
Pledge Loans	384,376,484
Personal Loans	1,560,358,233
Credit Card Loans	5,786,158,389
Financial Leases	30,969,954
Other Financial Assets	1,402,948,386
Other Debt Securities	2,180,297,530
Financial Assets Pledged as Collateral	1,337,483,673
Others	1,736,242,740
Total as of December 31, 2024	19,258,261,856
Collateral´s Fair Value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	0
Documents	0
Mortgage Loans	861,771,410
Pledge Loans	493,646,489
Personal Loans	0
Credit Card Loans	0
Financial Leases	0
Others	1,894,287,111
Total as of December 31, 2024	$ 3,249,705,010